Administration Expenses - Schedule of Administration Expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of general and administrative expenses [abstract]
Corporate administration		$ 1,925	$ 1,850
Employee benefits and salaries		1,939	2,035
Professional fees		817	801
Administration expenses before share based compensation		4,681	4,686
Equity settled share based compensation (a non-cash expense)		2,216	2,164
Total administration expenses	[1]	$ 6,897	$ 6,850

[1]	Equity settled stock based compensation (a non-cash item) is included in administration expenses and project evaluation $ 3,858 $ 3,785